BUSINESS COMBINATIONS - Acquisition Of Shaw Communications (Details) $ / shares in Units, citizen in Millions	Apr. 03, 2023 CAD ($) citizen job $ / shares	Dec. 31, 2023 CAD ($)	Apr. 30, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about business combination [line items]
Short-term borrowings		$ 1,750,000,000		$ 2,985,000,000
Shaw Communications Inc. And Freedom Mobile Inc.
Disclosure of detailed information about business combination [line items]
Estimated Financial Effect Of Contingent Liabilities Per Year If Commitments Not Met	$ 100,000,000
Estimated Financial Effect Of Contingent Liabilities If Commitments Not Met, Maximum	1,000,000,000
Regulatory Requirement For Business Combination, Investments In Connectivity For Underserved Areas	$ 1,000,000,000
Regulatory Requirement For Business Combination, Investments In Connectivity For Underserved Areas, Period	5 years
Regulatory Requirement For Business Combination, Investments In 5G Coverage	$ 2,500,000,000
Regulatory Requirement For Business Combination, Investments In 5G Coverage, Period	5 years
Regulatory Requirement For Business Combination, Investments In Network, Services, And Technology	$ 3,000,000,000
Regulatory Requirement For Business Combination, Investments In Network, Services, And Technology, Period	5 years
Regulatory Requirement, Internet Program, Number Of Eligible Citizens | citizen	2.5
Regulatory Requirement, Internet Program, Number Of Eligible Citizens, Term	5 years
Regulatory Requirement, Number Of New Jobs Created | job	3,000
Regulatory Requirement, Number Of New Jobs Created, Period	5 years
Regulatory Requirement, Number Of New Jobs Created, Required Period To Be Maintained	10 years
Shaw Communications Inc.
Disclosure of detailed information about business combination [line items]
Fair value of consideration transferred	$ 20,483,000,000
Cash consideration	19,033,000,000
Cash And Restricted Cash Transferred	13,000,000,000
Proceeds on issuance of long-term debt	6,000,000,000
Maximum borrowing capacity	6,000,000,000
Issuance of 23.6 million Class B Non-Voting shares	$ 1,450,000,000
Class B non-voting shares	23,600,000
Share Price | $ / shares	$ 61.33
Borrowings recognised as of acquisition date	$ 4,550,000,000		$ 4,550,000,000
Shaw Communications Inc. | Minimum | Buildings
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Shaw Communications Inc. | Minimum | Cable and wireless network
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Shaw Communications Inc. | Minimum | Computer equipment and software
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Shaw Communications Inc. | Minimum | Customer premise equipment
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Shaw Communications Inc. | Minimum | Equipment and vehicles
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Shaw Communications Inc. | Maximum | Buildings
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	36 years
Shaw Communications Inc. | Maximum | Cable and wireless network
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	30 years
Shaw Communications Inc. | Maximum | Computer equipment and software
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Shaw Communications Inc. | Maximum | Customer premise equipment
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Shaw Communications Inc. | Maximum | Equipment and vehicles
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Freedom Mobile Inc. | Quebecor Inc.
Disclosure of detailed information about business combination [line items]
Fair value of consideration transferred	$ 2,850,000,000
Cash consideration	$ 2,150,000,000